United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-21822

(Investment Company Act File Number)

Federated Managed Pool Series

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 11/30/2018

Date of Reporting Period: Quarter ended 08/31/2018

Item 1.	Schedule of Investments

Federated International Bond Strategy Portfolio
Portfolio of Investments
August 31, 2018 (unaudited)
Foreign Currency Par Amount, Shares or Principal Amount		Value in U.S. Dollars
	BONDS—38.4%
	AUSTRALIAN DOLLAR—1.3%
	Sovereign—1.3%
100,000	Australia, Government of, 2.75%, 4/21/2024	$73,731
120,000	Australia, Government of, 5.75%, 7/15/2022	98,045
75,000	Australia, Government of, Sr. Unsecd. Note, 2.75%, 11/21/2027	54,924
	TOTAL	226,700
	BRITISH POUND—5.3%
	Sovereign—5.3%
200,000	United Kingdom, Government of, 2.75%, 9/7/2024	284,044
115,000	United Kingdom, Government of, 3.25%, 1/22/2044	193,000
99,500	United Kingdom, Government of, 4.75%, 3/7/2020	136,809
20,000	United Kingdom, Government of, Unsecd. Note, 1.50%, 7/22/2047	24,322
180,000	United Kingdom, Government of, Unsecd. Note, 4.25%, 6/7/2032	310,322
	TOTAL	948,497
	CANADIAN DOLLAR—0.9%
	Sovereign—0.9%
145,000	Canada, Government of, 1.50%, 6/1/2023	107,859
55,000	Canada, Government of, 5.75%, 6/1/2029	56,249
	TOTAL	164,108
	EURO—19.2%
	Sovereign—19.2%
130,000	Belgium, Government of, 0.80%, 6/22/2025	156,325
110,000	Belgium, Government of, 2.25%, 6/22/2023	142,318
495,000	France, Government of, 0.50%, 5/25/2025	586,631
300,000	France, Government of, 4.25%, 10/25/2023	426,203
150,000	Germany, Government of, Bond, 4.75%, 7/4/2034	282,444
55,000	Germany, Government of, Unsecd. Note, 1.00%, 8/15/2024	68,207
125,000	Italy, Government of, 2.50%, 5/1/2019	146,772
150,000	Italy, Government of, Sr. Unsecd. Note, 0.65%, 10/15/2023	157,640
85,000	Italy, Government of, Sr. Unsecd. Note, 4.75%, 9/1/2028	110,503
340,000	Italy, Government of, Unsecd. Note, 1.60%, 6/1/2026	355,268
45,000	Italy, Government of, Unsecd. Note, 3.25%, 9/1/2046	48,186
140,000	Netherlands, Government of, Unsecd. Note, 0.25%, 7/15/2025	164,330
410,000	Spain, Government of, Sr. Unsecd. Note, 1.95%, 7/30/2030	489,001
25,000	Spain, Government of, Sr. Unsecd. Note, 2.75%, 10/31/2024	32,534
97,000	Spain, Government of, Sr. Unsub., 4.00%, 4/30/2020	120,625
90,000	Spain, Government of, Unsecd. Note, 1.60%, 4/30/2025	109,608
	TOTAL	3,396,595
	JAPANESE YEN—8.5%
	Sovereign—8.5%
16,400,000	Japan, Government of, 1.30%, 3/20/2021	152,862
20,000,000	Japan, Government of, 1.90%, 12/20/2023	198,616
45,000,000	Japan, Government of, Sr. Unsecd. Note, 1.30%, 6/20/2035	458,825
28,000,000	Japan, Government of, Sr. Unsecd. Note, 1.70%, 9/20/2044	307,181

Foreign Currency Par Amount, Shares or Principal Amount		Value in U.S. Dollars
	BONDS—continued
	JAPANESE YEN—continued
	Sovereign—continued
36,000,000	Japan, Government of, Sr. Unsecd. Note, 1.80%, 9/20/2030	$384,611
	TOTAL	1,502,095
	MEXICAN PESO—2.2%
	Telecommunications & Cellular—2.2%
7,600,000	America Movil S.A.B. de C.V., Sr. Secd. Note, 6.00%, 6/9/2019	388,906
	POLISH ZLOTY—1.0%
	Sovereign—1.0%
700,000	Poland, Government of, Unsecd. Note, 2.50%, 7/25/2026	181,180
	TOTAL BONDS (IDENTIFIED COST $6,795,261)	6,808,081
	REPURCHASE AGREEMENTS—4.8%
$848,000	Interest in $75,000,000 joint repurchase agreement, 1.97% dated 8/31/2018 under which BNP Paribas Securities Corp. will repurchase the securities provided as collateral for $75,016,417 on 9/4/2018. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 9/15/2048 and the market value of those underlying securities was $76,657,890.	848,000
	INVESTMENT COMPANY—56.4%
1,065,073	Emerging Markets Core Fund (IDENTIFIED COST $10,800,375)	9,990,379
	TOTAL INVESTMENT IN SECURITIES—99.6% (IDENTIFIED COST $18,443,636)	17,646,460
	OTHER ASSETS AND LIABILITIES - NET—0.4%[1]	76,880
	TOTAL NET ASSETS—100%	$17,723,340
At August 31, 2018, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Depreciation
[2]Euro-Bund Futures, Short Futures	1	EUR 186,626	December 2018	$(37)
The average notional value of long and short futures contracts held by the Fund throughout the period was $16,669 and $56,539, respectively. This is based on amounts held as of each month-end throughout the nine-month fiscal period.
At August 31, 2018, the Fund had no outstanding options contracts.
The average market value of purchased options held by the Fund throughout the period was $1,987. This is based on amounts held as of each month-end throughout the nine-month fiscal period.
At August 31, 2018, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Currency Units to Receive/Deliver	In Exchange For	Unrealized Appreciation (Depreciation)
Contracts Purchased:
9/25/2018	Barclays	$75,000	8,285,625 JPY	$298
10/2/2018	Bank of America	400,000 BRL	$105,569	$(7,713)
10/2/2018	Bank of America	675,000 BRL	$174,126	$(8,995)
11/2/2018	Barclays	$350,000	3,174,369 SEK	$1,116
11/2/2018	BNP Paribas	100,000 EUR	430,990 PLN	$225
11/2/2018	Citibank	450,000 CAD	38,070,720 JPY	$1,048
11/2/2018	Citibank	930,000 EUR	$1,093,424	$(8,578)
11/2/2018	Citibank	90,000 NZD	6,765,408 JPY	$(1,619)
11/2/2018	Citibank	$150,000	16,508,436 JPY	$741

Settlement Date	Counterparty	Currency Units to Receive/Deliver	In Exchange For	Unrealized Appreciation (Depreciation)
Contracts Purchased: (continued)
11/2/2018	Goldman Sachs	$200,000	733,742 PLN	$1,791
11/2/2018	JPMorgan	$150,000	16,478,368 JPY	$1,013
11/2/2018	JPMorgan	$200,000	1,664,959 NOK	$961
11/2/2018	Morgan Stanley	300,000 EUR	2,902,470 NOK	$2,972
11/2/2018	State Street	450,000 EUR	$526,761	$(1,835)
11/2/2018	State Street	230,000 GBP	$303,697	$(4,698)
11/5/2018	Bank of America	10,000,000 MXN	58,666,500 JPY	$(12,560)
11/5/2018	Citibank	4,700,000 MXN	26,919,198 JPY	$12
11/5/2018	Citibank	$50,000	956,677 MXN	$446
11/5/2018	Citibank	$100,000	1,909,964 MXN	$1,068
11/5/2018	Citibank	$150,000	2,879,321 MXN	$858
11/5/2018	Credit Agricole	$200,000	3,822,376 MXN	$2,010
Contracts Sold:
9/24/2018	Bank of America	$23,000	31,469 AUD	$(377)
9/24/2018	Bank of America	$27,000	35,275 CAD	$43
9/24/2018	Bank of America	$74,000	625,891 NOK	$705
9/24/2018	Bank of America	$22,000	33,241 NZD	$(8)
9/24/2018	Bank of America	$69,000	632,113 SEK	$248
9/24/2018	Morgan Stanley	$60,000	1,156,176 MXN	$283
10/2/2018	Bank of America	675,000 BRL	$162,596	$(2,535)
10/2/2018	Bank of America	400,000 BRL	$107,239	$9,383
11/2/2018	Bank of America	100,000 EUR	433,309 PLN	$402
11/2/2018	Barclays	1,300,000 PLN	2,940,347 NOK	$331
11/2/2018	Citibank	450,000 EUR	$525,860	$934
11/2/2018	Credit Agricole	450,000 CAD	38,210,445 JPY	$216
11/2/2018	JPMorgan	450,000 CAD	3,149,029 SEK	$840
11/2/2018	JPMorgan	90,000 NZD	6,744,171 JPY	$1,427
11/2/2018	JPMorgan	$150,000	196,162 CAD	$504
11/2/2018	JPMorgan	$250,000	27,618,095 JPY	$(295)
11/2/2018	JPMorgan	$350,000	3,188,495 SEK	$437
11/2/2018	State Street	300,000 EUR	2,885,069 NOK	$(5,052)
11/2/2018	State Street	150,000 EUR	1,456,605 NOK	$(844)
11/2/2018	State Street	$1,430,000	157,583,368 JPY	$(5,231)
11/2/2018	State Street	$690,000	5,625,496 NOK	$(17,496)
11/5/2018	Bank of America	10,000,000 MXN	58,507,000 JPY	$11,118
11/5/2018	BNP Paribas	$70,000	1,356,501 MXN	$263
11/5/2018	Citibank	$150,000	2,889,864 MXN	$(312)
11/5/2018	Credit Agricole	4,700,000 MXN	27,061,570 JPY	$1,276
11/5/2018	JPMorgan	$150,000	2,885,099 MXN	$(559)
11/5/2018	State Street	$70,000	1,350,815 MXN	$(31)
NET UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$(35,769)
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $156,641 and $148,042, respectively. This is based on amounts held as of each month-end throughout the nine-month fiscal period.
Net Unrealized Depreciation on Futures Contracts and Foreign Exchange Contracts is included in “Other Assets and Liabilities—Net”.

Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended August 31, 2018, were as follows:
Emerging Markets Core Fund
Balance of Shares Held 11/30/2017	697,860
Purchases/Additions	383,502
Sales/Reductions	(16,289)
Balance of Shares Held 8/31/2018	1,065,073
Value	$9,990,379
Change of Unrealized Appreciation/Depreciation	$(656,433)
Net Realized Gain/Loss	$6,117
Dividend Income	$358,489
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund invests in a portfolio of Federated Core Trust (“Core Trust”), which is managed by the Federated Investment Management Company (the “Adviser”). Core Trust is an open-end management company, registered under the Act, available only to registered investment companies and other institutional investors. The investment objective of Emerging Markets Core Fund (EMCOR), a portfolio of Core Trust, is to achieve a total return on its assets. EMCOR's secondary objective is to achieve a high level of income. Distributions of net investment income from EMCOR are declared daily and paid monthly. Capital gain distributions, if any, from EMCOR are declared and paid annually, and are recorded by the Fund as capital gains. Federated Investors Inc. (“Federated”) receives no advisory or administrative fees from EMCOR. Copies of the EMCOR financial statements are available on the EDGAR Database on the SEC's website or upon request from the Fund.
1	Assets, other than investments in securities, less liabilities.
2	Non-income-producing security.
Note: The categories of investments are shown as a percentage of total net assets at August 31, 2018.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, the Adviser and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.

Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of August 31, 2018, in valuing the Fund's assets carried at fair value.
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Bonds	$—	$6,808,081	$—	$6,808,081
Repurchase Agreement	—	848,000	—	848,000
Investment Company[1]	—	—	—	9,990,379
TOTAL SECURITIES	$—	$7,656,081	$—	$17,646,460
Other Financial Instruments:
Assets
Futures Contracts	$—	$—	$—	$—
Foreign Exchange Contracts	—	42,969	—	42,969
Liabilities
Futures Contracts	(37)	—	—	(37)
Foreign Exchange Contracts	—	(78,738)	—	(78,738)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(37)	$(35,769)	$—	$(35,806)
1	As permitted by the U.S generally accepted accounting principles (GAAP), Investment Company valued at $9,990,379 is measured at fair value using the net assets value (NAV) per share practical expedient and have not been recognized in the chart above but are included in the Total column. The amount included herein is intended to permit reconciliation of the fair value classifications to the amounts presented on the Statement of Assets and Liabilities. The price of shares redeemed in Emerging Markets Core Fund is the next determined NAV after receipt of the shareholder redemption request.

The following acronyms are used throughout this portfolio:
AUD	—Australian Dollar
BRL	—Brazilian Real
CAD	—Canadian Dollar
EUR	—Euro
GBP	—Great British Pound
JPY	—Japanese Yen
MXN	—Mexican Peso
NOK	—Norwegian Krone
NZD	—New Zealand Dollar
PLN	—Polish Zloty
SEK	—Swedish Krona

Item 2.	Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Managed Pool Series

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date October 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date October 24, 2018

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date October 24, 2018